207 774-1200 main 207 774-1127 facsimile bernsteinshur.com 100 Middle Street PO Box 9729 Portland, Maine 04104-5029 Leslie K. Klenk (207) 228-7295 direct lklenk@bernsteinshur.com

VIA EDGAR

November 27, 2013

Kieran G. Brown, Esq.

Senior Counsel

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: FSI Low Beta Absolute Return Fund (File Nos. 333-176227 and 811-22595)

Dear Mr. Brown:

On behalf of the above-referenced fund (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”), including the exhibits thereto, which amendment constitutes Post-Effective Amendment No. 1 to the Registration Statement under the Securities Act and Amendment No. 5 to the Registration Statement under the Investment Company Act (the “Amendment”). The Amendment has been tagged to indicate paragraphs that include changes made from the Pre-Effective Amendment No. 4 filing of the Registration Statement, which was filed with the Commission on May 10, 2013.

This filing is made to: (1) incorporate details regarding sub-advisory fee waiver arrangements; (2) identify Ultimus Fund Solutions, LLC (“Ultimus”) as the Fund’s new administrator, fund accountant, transfer agent and provider of certain compliance services effective December 16, 2013, to identify new Fund officers resulting from such service change and to incorporate the form of services agreement between Ultimus and the Fund; (3) incorporate the Fund’s financial statements for its initial fiscal year ended August 31, 2013; (4) enhance the leadership disclosure response to Item 18.5 of Form N-2 and contained in the Statement of Additional Information; (5) add updated proxy voting procedures and code of ethics for Meritage Capital, LLC; and (6) incorporate certain other nonmaterial changes. Except for the aforementioned changes, the Registration Statement is virtually identical to the Fund’s prior Registration Statement, which was most recently declared effective on May 15, 2013. In Investment Company Act Release No. 13768 (February 15, 1984) (the

Kieran G. Brown, Esq.

November 27, 2013

“Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent to which the filing contains disclosure information that is similar to the information previously reviewed by the staff in filings of the same complex. In light of the substantial similarity between the Registration Statement and the prior Registration Statement, we request, on behalf of the Fund, that the Registration Statement receive selective review in order that the Registration Statement may be declared effective as soon as practicable, or, in any event, not later than December 31, 2013. An acceleration request seeking that effectiveness date shall be filed concurrently with Post-Effective Amendment No. 2 to the Registration Statement following receipt of your comments on this Amendment.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7295.

Kind regards,

/s/ Leslie K. Klenk

Leslie K. Klenk, Esq.

cc: Gary W. Gould, FSI Low Beta Absolute Return Fund

LKK/mcr